Trade and other receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

	December 31, 2025	December 31, 2024
Trade accounts receivable, gross	$23,711	$29,475
Allowance for doubtful accounts	(2,946)	(5,292)
Trade accounts receivable, net	20,765	24,183
Other receivables	3,437	4,654
Contract assets	—	3,146
	$24,202	$31,983
Contract assets
Contract assets primarily relate to the Corporation's rights to consideration for work completed but not billed as at December 31, 2025 for engineering services and technology transfer services.

Contract assets	December 31, 2025	December 31, 2024
At January 1, 2025	$3,146	$13,269
Additions to contract assets	—	1,375
Invoiced during the year	(3,146)	(2,320)
Impaired during the year	—	(9,178)
At December 31, 2025	$—	$3,146

Information about the Corporation's exposure to credit and market risks, and impairment losses for trade receivables and contract assets is included in note 31.